Fair Value of Financial Assets and Liabilities - Schedule of Determination of the Fair Value of Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
ASSETS
Financial assets	$ 38,452,309	$ 35,555,723
LIABILITIES
Financial liabilities	35,708,204	33,328,731
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	5,555,185	7,576,095
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	456,957	424,358
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	354,088	466,006
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	12,703,653	10,097,443
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial derivative contracts held for trading [member]
LIABILITIES
Financial liabilities	3,426,141	2,757,342
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial derivative contracts held for hedge accounting [member]
LIABILITIES
Financial liabilities	218,733	168,245
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	4,728,323	4,918,423
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,547,807	5,609,795
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial instruments of regulatory capital issued [member]
LIABILITIES
Financial liabilities	1,263,169	1,153,045
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Lease contract liabilities [member]
LIABILITIES
Financial liabilities	94,575	115,544
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	359,573	42,435
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	3,058,752	3,473,392
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash items in process of collection [member]
ASSETS
Financial assets	494,994	438,496
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	472,283	332,724
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,735,290	3,660,450
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	25,711,811	23,795,548
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	1,013,943	187,455
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Investments under resale agreements [Member]
ASSETS
Financial assets	162,774	606,178
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial derivative contracts held for trading [member]
ASSETS
Financial assets	3,617,792	2,897,803
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial derivative contracts held for hedge accounting [member]
ASSETS
Financial assets	138,548	83,123
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Interbank loans [member]
ASSETS
Financial assets	46,122	80,554
Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	7,963,913	6,974,100
LIABILITIES
Financial liabilities	3,644,874	2,925,587
Recurring Fair Value Measurement [Member] | Financial derivative contracts held for trading [member]
LIABILITIES
Financial liabilities	3,426,141	2,757,342
Recurring Fair Value Measurement [Member] | Financial derivative contracts held for hedge accounting [member]
LIABILITIES
Financial liabilities	218,733	168,245
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	472,283	332,724
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,735,290	3,660,450
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member]
ASSETS
Financial assets	3,756,340	2,980,926
LIABILITIES
Financial liabilities	3,644,874	2,925,587
Recurring Fair Value Measurement [Member] | Financial derivative contracts held for trading [member]
ASSETS
Financial assets	3,617,792	2,897,803
Recurring Fair Value Measurement [Member] | Financial derivative contracts held for hedge accounting [member]
ASSETS
Financial assets	138,548	83,123
Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	31,093,448	28,905,337
LIABILITIES
Financial liabilities	31,941,893	30,181,177
Non-Recurring Fair Value Measurement [Member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	5,555,185	7,576,095
Non-Recurring Fair Value Measurement [Member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	456,957	424,358
Non-Recurring Fair Value Measurement [Member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	354,088	466,006
Non-Recurring Fair Value Measurement [Member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	12,628,648	10,009,988
Non-Recurring Fair Value Measurement [Member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	4,714,722	4,915,814
Non-Recurring Fair Value Measurement [Member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,360,361	5,486,872
Non-Recurring Fair Value Measurement [Member] | Financial instruments of regulatory capital issued [member]
LIABILITIES
Financial liabilities	1,417,784	1,153,045
Non-Recurring Fair Value Measurement [Member] | Lease contract liabilities [member]
LIABILITIES
Financial liabilities	94,575	106,564
Non-Recurring Fair Value Measurement [Member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	359,573	42,435
Non-Recurring Fair Value Measurement [Member] | Cash and deposits in banks [member]
ASSETS
Financial assets	3,058,752	3,473,392
Non-Recurring Fair Value Measurement [Member] | Cash items in process of collection [member]
ASSETS
Financial assets	494,994	438,496
Non-Recurring Fair Value Measurement [Member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	26,405,529	24,119,631
Non-Recurring Fair Value Measurement [Member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	925,277	187,086
Non-Recurring Fair Value Measurement [Member] | Investments under resale agreements [Member]
ASSETS
Financial assets	162,774	606,178
Non-Recurring Fair Value Measurement [Member] | Interbank loans [member]
ASSETS
Financial assets	$ 46,122	$ 80,554